Employees' retirement benefits (Tables)	12 Months Ended
Mar. 31, 2014
Benefit Payments, which Reflect Expected Future Service Under Contract-Type Corporate Pension Plans

The benefit payments, which reflect expected future service under the contract-type corporate pension plans, are expected to be as follows:

Year ending March 31,	Millions of yen
2015	¥11,284
2016	12,628
2017	12,447
2018	12,883
2019	12,038
2020-2024	65,607

Reconciliations and Changes in Contract-Type Corporate Pension Plans' Projected Benefit Obligations and Fair Value of Plan Assets

The following table presents reconciliations and changes in the contract-type corporate pension plans’ projected benefit obligations and fair value of plan assets for the fiscal years ended March 31, 2013 and 2014. DOCOMO uses a measurement date of March 31 for its contract-type corporate pension plans.

	Millions of yen
	2013	2014
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥202,403	¥214,805
Service cost	9,879	10,435
Interest cost	3,789	3,171
Actuarial (gain) loss	8,710	(11,418)
Transfer of liability from contract-type corporate pension plans of the NTT group	714	504
Other	852	—
Benefit payments	(11,542)	(11,442)

Projected benefit obligation, end of year	¥214,805	¥206,055

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥81,262	¥90,345
Actual return on plan assets	6,975	8,258
Employer contributions	5,323	3,765
Transfer of plan assets from contract-type corporate pension plans of the NTT group	171	118
Benefit payments	(3,386)	(3,646)

Fair value of plan assets, end of year	¥90,345	¥98,840

As of March 31:
Funded status	¥(124,460)	¥(107,215)

Defined Benefit Plan, Amounts Recognized in Consolidated Balance Sheets

The amounts recognized in the consolidated balance sheets as of March 31, 2013 and 2014 were as follows:

	Millions of yen
	2013	2014
Liability for employees’ retirement benefits	¥(124,517)	¥(120,296)
Asset for employees’ retirement benefits	57	13,081

Net amount recognized	¥(124,460)	¥(107,215)

Defined Benefit Plan, Items Recognized in Accumulated Other Comprehensive Income (Loss)

Amounts recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2013 and 2014 were as follows:

	Millions of yen
	2013	2014
Actuarial gains (losses), net	¥(44,927)	¥(25,338)
Prior service cost, net	8,685	1,919
Transition obligation	(687)	(564)

Total	¥(36,929)	¥(23,983)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2013 and 2014 were as follows:

	Millions of yen
	2013	2014
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥214,724	¥205,939
Fair value of plan assets	90,207	98,670
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥208,457	¥205,937
Fair value of plan assets	90,207	98,670

Net Periodic Pension Cost for Contract-Type Corporate Pension Plans

The net periodic pension cost for the contract-type corporate pension plans for the fiscal years ended March 31, 2012, 2013 and 2014 comprised the following:

	Millions of yen
	2012	2013	2014
Service cost	¥9,491	¥9,879	¥10,435
Interest cost on projected benefit obligation	3,831	3,789	3,171
Expected return on plan assets	(1,569)	(1,617)	(1,791)
Amortization of prior service cost	(1,907)	(1,898)	(1,635)
Curtailment gain	—	—	(5,131)
Amortization of actuarial gains and losses	1,644	1,667	1,704
Amortization of transition obligation	125	123	123

Net periodic pension cost	¥11,615	¥11,943	¥6,876

Other Changes in Plan Assets and Benefit Obligations of Contract-Type Corporate Pension Plans Recognized in Accumulated Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations of the contract-type corporate pension plans recognized in “Accumulated other comprehensive income (loss)” for the fiscal years ended March 31, 2012, 2013 and 2014 comprised the following:

	Millions of yen
	2012	2013	2014
Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)”:
Actuarial (gains) losses arising during period, net	¥2,624	¥3,352	¥(17,885)
Prior service cost arising during period, net	121	—	—
Amortization of prior service cost	1,907	1,898	1,635
Curtailment gain	—	—	5,131
Amortization of actuarial gains and losses	(1,644)	(1,667)	(1,704)
Amortization of transition obligation	(125)	(123)	(123)

Total recognized in “Accumulated other comprehensive income (loss)”	¥2,883	¥3,460	¥(12,946)

Fair Values of Pension Plan Assets

The following table presents the fair values of DOCOMO’s pension plan assets as of March 31, 2013 and 2014. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 18 “Fair value measurements”.

	Millions of yen
	2013
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥625	¥625	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	25,739	24,973	766	—
Domestic corporate bonds	6,846	—	6,846	—
Foreign government bonds	5,685	2,472	3,213	—
Foreign corporate bonds	204	14	190	—
Equity securities
Domestic stocks	9,019	9,015	4	—
Foreign stocks	5,883	5,881	—	2
Securities investment trust beneficiary certificates
Domestic debt securities	901	—	901	—
Domestic equity securities	816	—	816	—
Foreign debt securities	558	—	558	—
Foreign equity securities	691	—	691	—
Pooled funds	21,159	—	21,159	—
Life insurance company general accounts	10,028	—	10,028	—
Other	2,191	—	6	2,185

Total	¥90,345	¥42,980	¥45,178	¥2,187

	Millions of yen
	2014
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥356	¥356	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	20,138	19,868	270	—
Domestic corporate bonds	6,507	—	6,507	—
Foreign government bonds	5,296	5,224	72	—
Foreign corporate bonds	147	36	111	—
Equity securities
Domestic stocks	7,346	7,346	—	—
Foreign stocks	5,709	5,709	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	829	—	829	—
Domestic equity securities	718	—	718	—
Foreign debt securities	541	—	541	—
Foreign equity securities	725	—	725	—
Pooled funds	33,319	—	33,319	—
Life insurance company general accounts	15,036	—	15,036	—
Other	2,173	—	0	2,173

Total	¥98,840	¥38,539	¥58,128	¥2,173

Projected Benefit Obligations
Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations and Net Periodic Pension Cost

The assumptions used in determination of the contract-type corporate pension plans’ projected benefit obligations as of March 31, 2013 and 2014 were as follows:

	2013	2014
Discount rate	1.5%	1.4%
Long-term rate of salary increases	2.9	2.9

Pension Cost
Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations and Net Periodic Pension Cost

The assumptions used in determination of the net periodic pension cost for the fiscal years ended March 31, 2012, 2013 and 2014 were as follows:

	2012	2013	2014
Discount rate	2.0%	1.9%	1.5%
Long-term rate of salary increases	2.9	2.9	2.9
Expected long-term rate of return on plan assets	2.0	2.0	2.0

Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Benefit Payments, which Reflect Expected Future Service Under Contract-Type Corporate Pension Plans

The benefit payments, which reflect expected future service under the NTT CDBP, based on actuarial computations which covered only DOCOMO employees are expected to be as follows:

Year ending March 31,	Millions of yen
2015	¥1,822
2016	1,936
2017	2,008
2018	2,126
2019	2,193
2020-2024	11,753

Reconciliations and Changes in Contract-Type Corporate Pension Plans' Projected Benefit Obligations and Fair Value of Plan Assets

The following table presents reconciliations and changes in the NTT CDBP’s projected benefit obligation and fair value of plan assets for the fiscal years ended March 31, 2013 and 2014. The amount in the table is based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP. The funded status was recognized as “Liability for employees’ retirement benefits” in the consolidated balance sheets as of March 31, 2013 and 2014.

	Millions of yen
	2013	2014
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥102,784	¥116,939
Service cost	3,585	4,067
Interest cost	1,891	1,690
Actuarial (gain) loss	10,844	1,424
Plan amendment	—	(5,235)
Internal adjustment due to transfer of employees within the NTT group	(487)	30
Other	71	27
Benefit payments	(1,749)	(2,044)

Projected benefit obligation, end of year	¥116,939	¥116,898

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥63,864	¥70,235
Actual return on plan assets	7,439	7,031
Employer contributions	841	863
Employee contributions	420	406
Internal adjustment due to transfer of employees within the NTT group	(651)	10
Other	71	27
Benefit payments	(1,749)	(2,044)

Fair value of plan assets, end of year	¥70,235	¥(76,528)

As of March 31:
Funded status	¥(46,704)	¥(40,370)

Defined Benefit Plan, Items Recognized in Accumulated Other Comprehensive Income (Loss)

Amounts recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2013 and 2014 were as follows:

	Millions of yen
	2013	2014
Actuarial gains (losses), net	¥(22,983)	¥(17,807)
Prior service cost, net	356	4,973

Total	¥(22,627)	¥(12,834)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2013 and 2014 were as follows:

	Millions of yen
	2013	2014
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥116,939	¥116,898
Fair value of plan assets	70,235	76,528
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥90,561	¥90,294
Fair value of plan assets	70,115	76,393

Net Periodic Pension Cost for Contract-Type Corporate Pension Plans

The net periodic pension cost for the NTT CDBP regarding DOCOMO employees for the fiscal years ended March 31, 2012, 2013 and 2014 comprised the following:

	Millions of yen
	2012	2013	2014
Service cost	¥3,478	¥3,585	¥4,067
Interest cost on projected benefit obligation	1,897	1,891	1,690
Expected return on plan assets	(1,519)	(1,523)	(1,719)
Amortization of prior service cost	(357)	(356)	(618)
Amortization of actuarial gains and losses	1,024	1,077	1,288
Contribution from employees	(416)	(420)	(406)

Net periodic pension cost	¥4,107	¥4,254	¥4,302

Other Changes in Plan Assets and Benefit Obligations of Contract-Type Corporate Pension Plans Recognized in Accumulated Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations of the NTT CDBP regarding DOCOMO employees recognized in “Accumulated other comprehensive income (loss)” for the fiscal years ended March 31, 2012, 2013 and 2014 comprised the following:

	Millions of yen
	2012	2013	2014
Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)”:
Prior service cost arising during period	¥—	¥—	¥(5,235)
Actuarial (gains) losses arising during period, net	2,154	4,928	(3,888)
Amortization of prior service cost	357	356	618
Amortization of actuarial gains and losses	(1,024)	(1,077)	(1,288)

Total recognized in “Accumulated other comprehensive income (loss)”	¥1,487	¥4,207	¥(9,793)

Fair Values of Pension Plan Assets

The following table presents the fair values of NTT CDBP’s pension plan assets as of March 31, 2013 and 2014. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 18 “Fair value measurements”.

	Millions of yen
	2013
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥517	¥517	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	20,738	20,122	616	—
Domestic corporate bonds	5,859	—	5,859	—
Foreign government bonds	4,676	2,079	2,597	—
Foreign corporate bonds	119	4	115	—
Equity securities
Domestic stocks	13,037	13,028	9	—
Foreign stocks	7,499	7,493	—	6
Securities investment trust beneficiary certificates
Domestic debt securities	1,193	—	1,193	—
Domestic equity securities	1,637	—	1,637	—
Foreign debt securities	1,018	—	1,018	—
Foreign equity securities	1,041	—	1,041	—
Pooled funds	8,192	—	8,192	—
Life insurance company general accounts	4,441	—	4,441	—
Other	268	—	1	267

Total	¥70,235	¥43,243	¥26,719	¥273

	Millions of yen
	2014
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥568	¥568	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	21,576	21,210	366	—
Domestic corporate bonds	5,843	—	5,843	—
Foreign government bonds	5,541	5,475	66	—
Foreign corporate bonds	92	12	80	—
Equity securities
Domestic stocks	13,477	13,477	—	—
Foreign stocks	8,284	8,284	—	0
Securities investment trust beneficiary certificates
Domestic debt securities	1,295	—	1,295	—
Domestic equity securities	1,871	—	1,871	—
Foreign debt securities	1,298	—	1,298	—
Foreign equity securities	1,194	—	1,194	—
Pooled funds	6,704	—	6,704	—
Life insurance company general accounts	8,564	—	8,564	—
Other	221	—	2	219

Total	¥76,528	¥49,026	¥27,283	¥219

Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Projected Benefit Obligations
Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations and Net Periodic Pension Cost

The assumptions used in determining the NTT CDBP’s projected benefit obligations, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, as of March 31, 2013 and 2014 were as follows:

	2013	2014
Discount rate	1.5%	1.4%
Long-term rate of salary increases	3.9	3.4

Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Pension Cost
Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations and Net Periodic Pension Cost

The assumptions used in determining the net periodic pension cost, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, for the fiscal years ended March 31, 2012, 2013 and 2014 were as follows:

	2012	2013	2014
Discount rate	2.0%	1.9%	1.5%
Long-term rate of salary increases	3.3	3.3	3.9
Expected long-term rate of return on plan assets	2.5	2.5	2.5